Financial assets and liabilities (Details 2) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Reserve For Impairment Of Receivables, Beginning	$ 20,931,000
Increases	7,127,000	$ 17,458,000
Decreases	(6,845,000)	(8,564,000)
Recoveries	(6,417,000)	(13,748,000)
Reserve For Impairment Of Receivables, Ending	14,796,000	20,931,000
Trade and Other Receivables
Statement [Line Items]
Reserve For Impairment Of Receivables, Beginning	20,931,000	25,785,000
Increases	7,127,000	17,458,000
Decreases	(6,845,000)	(8,564,000)
Recoveries	(6,417,000)	(13,748,000)
Reserve For Impairment Of Receivables, Ending	$ 14,796,000	$ 20,931,000